LEASE (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023
Notes and other explanatory information [abstract]
2024	$ 79
2025	81
2026	83
2027	85
2028	50
Total	378
Less: interest	(92)
Total lease liability	286
Lease liability - current	49
Lease liability - non-current	$ 237